                        [American AAdvantage Funds Logo]

                                   PROSPECTUS
                              dated March 1, 2000

           AMERICAN AADVANTAGE U.S. GOVERNMENT MONEY MARKET FUND (SM)
                              -PLANAHEAD CLASS(R)-

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
ABOUT THE FUND
  OVERVIEW.............................................Front Cover
  U.S. GOVERNMENT MONEY MARKET FUND.........................    2
  THE MANAGER...............................................    4
  VALUATION OF SHARES.......................................    4
ABOUT YOUR INVESTMENT
  PURCHASE AND REDEMPTION OF SHARES.........................    5
  DISTRIBUTIONS AND TAXES...................................    9
ADDITIONAL INFORMATION
  DISTRIBUTION OF FUND SHARES...............................   10
  MASTER-FEEDER STRUCTURE...................................   10
  FINANCIAL HIGHLIGHTS......................................   11
  ADDITIONAL INFORMATION................................Back Cover

                                 ABOUT THE FUND

                                    OVERVIEW

     The American AAdvantage U.S. Government Money Market Fund (the "Fund") is managed by AMR Investment Services, Inc. (the "Manager"), a wholly owned subsidiary of AMR Corporation.

     The Fund operates under a master-feeder structure. This means that the Fund seeks its investment objective by investing all of its investable assets in a corresponding Portfolio of the AMR Investment Services Trust ("AMR Trust") that has a similar name and identical investment objective. Throughout this Prospectus, statements regarding investments by the Fund refer to investments made by its corresponding Portfolio. For easier reading, the term "Fund" is used throughout the Prospectus to refer to either the Fund or its Portfolio, unless stated otherwise. See "Master-Feeder Structure."

THE SECURITIES AND EXCHANGE COMMISSION DOES NOT GUARANTEE THAT THE INFORMATION IN THIS PROSPECTUS OR ANY OTHER MUTUAL FUND'S PROSPECTUS IS ACCURATE OR COMPLETE, NOR DOES IT JUDGE THE INVESTMENT MERIT OF THIS FUND. TO STATE OTHERWISE IS A CRIMINAL OFFENSE.

             AMERICAN AADVANTAGE U.S. GOVERNMENT MONEY MARKET FUND

INVESTMENT OBJECTIVE

     Current income, liquidity and the maintenance of a stable price of $1.00 per share.

PRINCIPAL STRATEGIES

     The Fund invests exclusively in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements that are collateralized by such obligations. Some of these securities are not backed by the full faith and credit of the U.S. Government. U.S. Government securities include direct obligations of the U.S. Treasury (such as Treasury bills, Treasury notes and Treasury bonds).

     Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of the Fund will not exceed 90 days.

RISK FACTORS

     - The yield paid by the Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.

     - Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Your investment in the Fund is not insured or guaranteed by the U.S. Government or any financial or government institution.

INVESTOR PROFILE

     This Fund may be suitable for investors who:

     - seek the preservation of capital and to avoid fluctuations in principal
     - desire regular, monthly income from a highly liquid investment
     - require a short-term vehicle for cash when making long-term investment decisions
     - seek a rate of return that is potentially higher than certificates of deposit or savings accounts

HISTORICAL PERFORMANCE

     The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The PlanAhead Class of the Fund began offering its shares on August 1, 1994. However, another class of shares of the Fund not offered in this prospectus began offering its shares on March 2, 1992. In the chart and table below, performance results before August 1, 1994 are for the older class. Because the other class had lower expenses, its

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performance was slightly better than the PlanAhead Class of the Fund would have realized in the same period. Past performance is not necessarily indicative of how the Fund will perform in the future. Investors may call 1-800-388-3344 to obtain the Fund's current seven-day yield.

                              [PERFORMANCE GRAPH]
          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

93                                 3.05%
94                                 3.89%
95                                 5.27%
96                                 4.88%
97                                 5.13%
98                                 5.04%
99                                 4.66%

Highest Quarterly Return:          1.32%
  (1/1/93 through 12/31/99)  (2nd Quarter 1995)
Lowest Quarterly Return:           0.74%
  (1/1/93 through 12/31/99)  (4th Quarter 1993)

                                                        U.S. GOVERNMENT
                                                         MONEY MARKET
AVERAGE ANNUAL TOTAL RETURN                                  FUND
(as of 12/31/99)                                        ---------------
1 Year................................................       4.66%
5 Years...............................................       4.99%
Since Inception (3/2/92)..............................       4.45%

FEES AND EXPENSES

     This table describes the fees and expenses that you may pay if you buy and hold shares of the U.S. Government Money Market Fund.(1)

     Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees.............................................  0.10%
Distribution (12b-1) Fees...................................  0.00
Other Expenses..............................................  0.46
                                                              ----
Total Annual Fund Operating Expenses........................  0.56%
                                                              ====

---------------

(1) The expense table and the Example below reflect the expenses of both the Fund and its corresponding Portfolio.

                                        3                             PROSPECTUS
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EXAMPLE

     This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year.......................................  $ 57
3 Years......................................  $179
5 Years......................................  $313
10 Years.....................................  $701

                                  THE MANAGER

     The Trust has retained AMR Investment Services, Inc. to serve as its Manager. The Manager, located at 4333 Amon Carter Boulevard, Fort Worth, Texas 76155, is a wholly owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. The Manager was organized in 1986 to provide investment management, advisory, administrative and asset management consulting services. As of December 31, 1999, the Manager had approximately $21.7 billion of assets under management, including approximately $8.4 billion under active management and $13.3 billion as named fiduciary or financial adviser. Of the total, approximately $15.3 of assets are related to AMR Corporation.

     The Manager provides or oversees the provision of all administrative, investment advisory and portfolio management services to the Fund. The Manager develops the investment programs for the Fund and serves as the sole investment adviser to the Fund. As compensation for providing management services, the Fund pays the Manager an annualized advisory fee that is calculated and accrued daily, equal to 0.10% of the net assets of the Fund.

                              VALUATION OF SHARES

     The price of the Fund's shares is based on its net asset value ("NAV") per share. The Fund's NAV is computed by adding total assets, subtracting all of the Fund's liabilities, and dividing the result by the total number of shares outstanding. Securities held by the Fund are valued in accordance with the amortized cost method, which is designed to enable the Fund to maintain a stable NAV of $1.00 per share. Debt securities (other than short-term securities) usually are valued on the basis of prices provided by a pricing service. In some cases, the price of debt securities is determined using quotes obtained from brokers.

     The NAV of PlanAhead Class shares will be determined based on a pro rata allocation of the Portfolio's investment income, expenses and total capital gains and losses. The Fund's NAV per share is determined as of the close of the New York Stock Exchange ("Exchange"), generally 4:00 p.m. Eastern Time, on each day on which it is open for business. In addition to the days the Exchange is closed, the Fund is also not open and no NAV is calculated on Columbus Day and Veterans Day.

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                             ABOUT YOUR INVESTMENT

                       PURCHASE AND REDEMPTION OF SHARES

     ELIGIBILITY -- PlanAhead Class shares are offered to all investors, including investors using intermediary organizations such as discount brokers or plan sponsors and retirement accounts.

     PURCHASE POLICIES -- No sales charges are assessed on the purchase or sale of Fund shares. Shares of the Fund are offered and purchase orders accepted until 4:00 p.m. Eastern Time (or if earlier, the close of the Exchange) on each day on which the Exchange is open for trading. In addition, shares of the Fund are not offered and orders are not accepted on Columbus Day and Veterans Day. If a purchase order is received in good order prior to the Fund's deadline, the purchase price will be the NAV per share next determined on that day. If a purchase order is received in good order after the applicable deadline, the purchase price will be the NAV of the following day that the Fund is open for business. Checks to purchase shares are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank. The Fund will not accept "starter" checks or third party checks.

     OPENING AN ACCOUNT -- A completed, signed application is required to open an account. You may request an application form by:

     - calling (800) 388-3344, or
     - visiting the Fund's web site at www.aafunds.com and downloading an account application.

     A special retirement account application is required to open individual retirement accounts, including SEPs and Keoghs. Each shareholder is charged an administrative fee of $12.00 per year for each retirement account. To receive a retirement account application, or if you have any questions about establishing this type of account, call NFDS at (800) 388-3344.

     Complete the application, sign it and mail to:

                           American AAdvantage Funds
                                P.O. Box 219643
                           Kansas City, MO 64121-9643

REDEMPTION POLICIES

     Shares of the Fund may be redeemed by telephone, by writing a check, by pre-authorized automatic redemption or by mail on any day the Fund is open for business. The redemption price will be the NAV next determined after a redemption order is received in good order. For assistance with completing a redemption request, please call (800) 338-3344.

     Proceeds from a redemption order for the Fund will be transmitted to a shareholder by no later than seven days after the receipt of a redemption request in good order. Shares purchased by check or pre-authorized automatic investment are not usually available for redemption until 15 days after purchase.

                                        5                             PROSPECTUS

     The Fund reserves the right to suspend redemptions or postpone the date of payment (i) when the Exchange is closed (other than for customary weekend and holiday closings); (ii) when trading on the Exchange is restricted; (iii) when the SEC determines that an emergency exists so that disposal of the Fund's investments or determination of its NAV is not reasonably practicable; or (iv) by order of the SEC for protection of the Fund's shareholders.

     Although the Fund intends to redeem shares in cash, the Fund reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by the Fund's corresponding Portfolio. Unpaid dividends credited to an account up to the date of redemption of all shares of the Fund generally will be paid at the time of redemption.

PROSPECTUS                              6

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HOW TO PURCHASE SHARES
TO MAKE AN INITIAL PURCHASE                        TO ADD TO AN EXISTING ACCOUNT
By Check
- Make check payable to the American               - Make check payable to the American
  AAdvantage Funds.                                  AAdvantage Funds.
- Mail check ($2,500 minimum or $2,000 for         - Include your account number on the check
  IRAs) and completed application to:              and either the detachable form from your
    American AAdvantage Funds                        account statement, a deposit slip from
    P.O. Box 219643                                your checkbook or a letter with the account
    Kansas City, MO 64121-9643                     name and number.
                                                   - Mail check ($50 minimum) to the address to
                                                     the left.
By Wire
Call (800) 388-3344 to purchase shares by          Call (800) 388-3344 to purchase shares by
wire. Send a bank wire ($2,500 minimum or          wire. Send a bank wire ($500 minimum) to
$2,000 for IRAs) to State Street Bank &            State Street Bank & Trust Co. with these
Trust Co. with these instructions:                 instructions:
- ABA# 0110-0002-8; AC-9905-342-3                  - ABA# 0110-0002-8; AC-9905-342-3
- Attn: American AAdvantage Funds-U.S.             - Attn: American AAdvantage Funds- U.S.
  Government Money Market Fund-PlanAhead             Government Money Market Fund- PlanAhead
  Class                                              Class
- specify that the wire is for a new account       - your account number
By Pre-Authorized Automatic Investment
- The minimum account size of $2,500 ($2,000       - Funds will be transferred automatically
  for IRAs) must be met before establishing        from your bank account via Automated
  an automatic investment plan.                      Clearing House ("ACH") on the 5th day of
- Fill in required information on the                each month or quarter, depending upon
  account application, including amount ($50         which frequency you specify.
  minimum).
- Provide the appropriate information on the
  account application and attach a voided
  check.
By Exchange
- Send a written request to the address            - You may purchase shares of the Fund by
  above or call (800) 388-3344.                      exchanging shares from the PlanAhead Class
- A $2,500 minimum is required to establish          of another American AAdvantage Fund if you
  a new account in the PlanAhead Class of            have owned shares of the other American
  another Fund by making an exchange.                AAdvantage American AAdvantage Fund for at
                                                     least 15 days.
                                                   - The minimum amount for each exchange is
                                                     $50.

                                        7                             PROSPECTUS

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
HOW TO REDEEM SHARES
METHOD                                             ADDITIONAL INSTRUCTIONS
By Telephone
Shares may be redeemed by telephone if your        - Telephone redemption orders are limited to
account application reflects that option.            $50,000 within any 30 day period.
Call (800) 388-3344 to request a redemption.       - Proceeds will generally be mailed only to
                                                   the account address of record or transmitted
                                                     by wire to a commercial bank designated on
                                                     the account application form.
By Mail
Write a letter of instruction including            A signature guarantee may be required for
- the Fund name                                    redemption orders:
- shareholder name and account number              - in amounts of $50,000 or more
- shares or dollar amount to be redeemed           - with a request to send the proceeds to an
- authorized signature(s) of all persons             address or commercial bank account other
  required to sign for the account                   than the address or commercial bank
- how and where to send the proceeds                 account designated on the account
Mail to:                                           application, or
    American AAdvantage Funds                      - for an account whose address has changed
    P.O. Box 219643                                within the last 30 days
    Kansas City, MO 64121-9643                     Call (800) 388-3344 for instructions and
                                                   further assistance
By Check
Choose the check writing feature on the            - Minimum check amount is $100.
account application.                               - A $2 service fee per check is charged for
                                                   check copies.
By Pre-Authorized Automatic Redemption
Fill in required information on the account        Proceeds will be transferred automatically
application, including amount ($100                from your Fund account to your bank account
minimum).                                          via ACH on the 15th day of each month.
By Wire
Shares may be redeemed by wire if your             Proceeds will be transmitted directly to
account application reflects that option.          your predesignated account at a domestic
Call (800) 388-3344 to redeem shares by            bank, for amounts of at least $500. Your
wire.                                              account will be charged $10 for wire
                                                   redemptions to cover transaction costs.
By Exchange
Send a written request to the address above        - You may sell shares of the Fund in
or call (800) 388-3344 to exchange shares          exchange for shares of the PlanAhead Class
through the Automated Voice Response System.         of another American AAdvantage Fund if you
                                                     have owned shares of the Fund for at least
                                                     15 days.
                                                   - The minimum amount for each exchange is
                                                     $50.

PROSPECTUS                              8

     GENERAL POLICIES -- If a shareholder's account balance in the Fund falls below $2,500 ($2,000 for IRAs), the shareholder may be asked to increase the balance. If the account balance remains below $2,500 ($2,000 for IRAs) after 45 days, the Fund reserves the right to close the account and send the proceeds to the shareholder. The Manager reserves the right to charge an annual account fee of $12 (to offset the costs of servicing accounts with low balances) if an account balance falls below certain asset levels.

     The following policies apply to instructions you may provide to the Fund by telephone:

     - The Fund, its officers, trustees, directors, employees, or agents are not responsible for the authenticity of instructions provided by telephone, nor for any loss, liability, cost or expense incurred for acting on them.

     - The Fund employs procedures reasonably designed to confirm that instructions communicated by telephone are genuine.

     - Due to the volume of calls or other unusual circumstances, telephone redemptions may be difficult to implement during certain time periods.

     The Fund reserves the right to:

     - reject any order for the purchase of shares and to limit or suspend, without prior notice, the offering of shares,

     - modify or terminate the exchange privilege at any time,

     - limit the number of exchanges between Funds an investor may exercise, and

     - seek reimbursement from you for any related loss incurred if your payment for the purchase of Fund shares by check does not clear your bank.

                            DISTRIBUTIONS AND TAXES

     The Fund distributes most or all of its net earnings in the form of dividends from net investment income and distributions of realized net capital gains that are paid to shareholders monthly on the first business day of the following month. Unless the account application instructs otherwise, distributions will be reinvested in additional Fund shares. Usually, dividends and distributions of realized net short-term capital gains are taxable as ordinary income. Distributions by the Fund of any realized net long-term capital gains are taxable to shareholders as long-term capital gains regardless of how long an investor has been a shareholder.

     This is only a summary of some of the important income tax considerations that may affect Fund shareholders. Shareholders should consult their tax adviser regarding specific questions as to the effect of federal, state or local income taxes on an investment in the Fund.

                                        9                             PROSPECTUS

                             ADDITIONAL INFORMATION

                          DISTRIBUTION OF FUND SHARES

     The Trust does not incur any direct distribution expenses related to PlanAhead Class shares. However, the Trust has adopted a Distribution Plan in accordance with Rule 12b-1 under the Investment Company Act of 1940 ("1940 Act") which authorizes the use of any fees received by the Manager in accordance with the Administrative Services and Management Agreements and any fees received by the investment advisers pursuant to their Advisory Agreements with the Manager, to be used for the sale and distribution of Fund shares. In the event the AMR Trust begins to incur distribution expenses for the Fund, distribution fees may be paid out of Fund assets, possibly causing the cost of your investment to increase over time.

                            MASTER-FEEDER STRUCTURE

     The Fund operates under a master-feeder structure. This means that the Fund is a "feeder" fund that invests all of its investable assets in a "master" fund with the same investment objective. The "master" fund purchases securities for investment. The master-feeder structure works as follows:

                        [Master-Feeder Structure Graph]

     The Fund can withdraw its investment in its corresponding Portfolio at any time if the Board determines that it is in the best interest of the Fund and its shareholders to do so. If this happens, the Fund's assets will be invested according to the investment policies and restrictions described in this Prospectus.

PROSPECTUS                             10

                              FINANCIAL HIGHLIGHTS

     The financial highlights table is intended to help you understand the Fund's financial performance for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The Fund's highlights were audited by Ernst & Young LLP, independent auditors. More financial information about the Fund is found in its Annual Report, which you may obtain upon request.

                                 U.S. GOVERNMENT MONEY MARKET FUND-PLANAHEAD CLASS
                         ------------------------------------------------------------------
                         TWO MONTHS ENDED               YEAR ENDED OCTOBER 31,
FOR A SHARE OUTSTANDING    DECEMBER 31,     -----------------------------------------------
THROUGHOUT THE PERIOD:         1999          1999      1998     1997(B)    1996      1995
-----------------------  ----------------   -------   -------   -------   -------   -------
Net asset value,
  beginning of
  period..............       $  1.00        $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                             -------        -------   -------   -------   -------   -------
Net investment income..         0.01(A)        0.05(A)    0.05(A)    0.05(A)    0.05(A)    0.05
Less dividends from net
  investment income...         (0.01)         (0.05)    (0.05)    (0.05)    (0.05)    (0.05)
                             -------        -------   -------   -------   -------   -------
Net asset value, end of
  period..............       $  1.00        $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                             =======        =======   =======   =======   =======   =======
Total return
  (annualized)........         0.86%(C)       4.56%     5.13%     5.08%     4.94%     5.19%
                             =======        =======   =======   =======   =======   =======
Ratios and supplemental
  data:
  Net assets, end of
     period (in
     thousands).......       $59,560        $59,960   $99,869   $ 4,046   $ 1,822   $   530
  Ratios to average net
     assets
     (annualized)
     Expenses.........         0.64%(A)       0.56%(A)   0.57%(A)   0.52%(A)   0.67%(A)   0.76%
     Net investment
       income.........         5.15%(A)       4.45%(A)   5.01%(A)   5.00%(A)   4.74%(A)   5.19%

---------------

A The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of its corresponding Portfolio.

B Prior to March 1, 1997, the American AAdvantage U.S. Government Money Market Fund was known as the American AAdvantage U.S. Treasury Money Market Fund and operated under different investment policies.

C  Not annualized.

American Airlines is not responsible for investments made in the American AAdvantage Funds. American AAdvantage Funds is a registered service mark of AMR Corporation. PlanAhead Class is a registered service mark, and American AAdvantage U.S. Government Money Market Fund is a service mark of AMR Investment Services, Inc.

                                       11                             PROSPECTUS

                             ADDITIONAL INFORMATION

Additional information about the Fund is found in the documents listed below. Request a free copy of these documents by calling (800) 388-3344.

                        ANNUAL REPORT/SEMI-ANNUAL REPORT

The Fund's Annual and Semi-Annual Reports list the Fund's actual investments as of the report's date. They also include a discussion by the Manager of market conditions and investment strategies that significantly affected the Fund's performance. The report of the Fund's independent auditors is included in the Annual Report.

                      STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more details about the Fund and its investment policies. The SAI is incorporated in this Prospectus by reference (it is legally part of this Prospectus). A current SAI is on file with the Securities and Exchange Commission (SEC).

To obtain more information about the Fund:

                                    BY MAIL:

                           American AAdvantage Funds
                            P.O. Box 619003, MD5645
                           DFW Airport, TX 75261-9003

                                ON THE INTERNET:

                      Visit our website at www.aafunds.com
                      Visit the SEC website at www.sec.gov

                        [AMERICAN AADVANTAGE FUNDS LOGO]

                         Contact your Account Executive
                                       or
                                  P.O. Box One
                             Wichita, KS 67201-5001
                                 (316) 383-1450

Copies of these documents may also be obtained from the SEC Public Reference Room by mailing a request, including a duplicating fee to: SEC's Public Reference Section, 450 5th Street NW, Washington, D.C. 20549-6009. The Public Reference Room can be reached at (202) 942-8090.

                             SEC File No. 811-4984

                        [AMERICAN AADVANTAGE FUNDS LOGO]

                              American AAdvantage
                                U.S. Government
                             Money Market Fund(sm)
                              -PlanAhead Class(R)-
                                   PROSPECTUS
                              dated March 1, 2000